General and administrative	9 Months Ended
Sep. 30, 2025
General and administrative [abstract]
General and administrative
19.	General and administrative

Components of general and administrative expenses for the three and nine months ended September 30, 2025, and 2024 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	$	$	$	$
Professional fees	735,946	618,906	2,694,238	2,435,706
Investor relations	546,058	543,327	1,686,685	1,376,543
Salaries, wages and benefits	1,180,735	1,409,817	1,994,965	2,225,956
Consulting fees	156,378	281,326	436,877	704,779
Office and general administrative	402,325	288,702	898,614	638,731
Foreign exchange loss (gain)	19,932	107,952	(28,619)	97,810
	3,041,374	3,250,030	7,682,760	7,479,525